Explanation of Significant Changes in Contract Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding Chip Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities		$ 189	$ 485	$ 514
Change in contract liabilities		(296)	(29)
Loyalty Program Liability [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities		28	31	33
Change in contract liabilities		(3)	(2)
Customer Deposits and Other Deferred Revenue [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities	[1]	412	395	497
Change in contract liabilities		17	(102)
Customer Deposits and Other Deferred Revenue [Member] | Mall [Member]
Explanation of significant changes in contract liabilities [Line Items]
Contract liabilities	[1]	$ 125	$ 129	$ 127

[1]	Of this amount, US$125 million, US$129 million and US$127 million as at December 31, 2020, December 31, 2019, and January 1, 2019, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.